NON-CURRENT AND CURRENT FINANCIAL LIABILITIES - Narrative (Details) - EUR (€) € in Thousands		6 Months Ended	12 Months Ended
	May 23, 2026	Jun. 30, 2026	Dec. 31, 2024	Dec. 31, 2025
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Non-current		€ 54,474	€ 42,053	€ 71,518
Current		28,184	40,433	87,148
Capital increase from debt-equity swaps		31,350
Capital increase from conversion of 2028 convertible notes		16,349
Capital increase from XJ transaction		89,382
Drawdowns under SEPA (Yorkville)		7,903
Drawdowns from share-based payments for management and board		2,869	€ 48,198
Shareholder | Loans from shareholders
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Original debt converted	€ 30,750
Loans from banks, other third parties, shareholders and other related parties
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Non-current		233		35,391
Current		23,197		17,591
Capital increase from debt-equity swaps		31,350
2028 Convertible Note
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Capital increase from conversion of 2028 convertible notes		16,349
XJ Liability
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Current				64,267
Capital increase from XJ transaction		89,382
XJ Share Price Protection
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Non-current		€ 6,813		€ 9,459
2025 Convertible Loan - warrants
NON-CURRENT AND CURRENT FINANCIAL LIABILITIES
Warrants term		5 years